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May 2, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

     ATTN. Mr. Mark Cowan
           Document Control - EDGAR

     RE:   RiverSource Variable Series Trust
              RiverSource Partners Variable Portfolio - Fundamental Value Fund RiverSource Partners Variable Portfolio - Select Value Fund RiverSource Partners Variable Portfolio - Small Cap Value Fund RiverSource Variable Portfolio - Balanced Fund
              RiverSource Variable Portfolio - Cash Management Fund RiverSource Variable Portfolio - Core Equity Fund
              RiverSource Variable Portfolio - Diversified Bond Fund RiverSource Variable Portfolio - Diversified Equity Income Fund RiverSource Variable Portfolio - Global Bond Fund
              RiverSource Variable Portfolio - Global Inflation Protected
                                               Securities Fund
              RiverSource Variable Portfolio - Growth Fund
              RiverSource Variable Portfolio - High Yield Bond Fund RiverSource Variable Portfolio - Income Opportunities Fund RiverSource Variable Portfolio - Large Cap Equity Fund RiverSource Variable Portfolio - Large Cap Value Fund RiverSource Variable Portfolio - Mid Cap Growth Fund
              RiverSource Variable Portfolio - Mid Cap Value Fund
              RiverSource Variable Portfolio - S&P 500 Index Fund
              RiverSource Variable Portfolio - Short Duration U.S. Government
                                               Fund
              RiverSource Variable Portfolio - Small Cap Advantage Fund Threadneedle Variable Portfolio - Emerging Markets Fund Threadneedle Variable Portfolio - International Opportunity Fund

     Post-Effective Amendment No. 3
     File No. 333-146374 / 811-22127
     ACCESSION NUMBER: 0000950137-08-006046

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 3 (Amendment). This Amendment was filed electronically on April 25, 2008.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
--------------------------------
Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.